Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 26.1%
Large-Cap 24.7%
Schwab U.S. Large-Cap ETF	$10,875,269	$1,776,285	($3,190,635 )	$546,570	$1,076,578	$11,084,067	196,526	$123,821
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	629,914	193,508	(263,140)	10,409	67,710	638,401	13,514	7,821
						11,722,468

International Stocks 7.9%
Developed Markets 7.9%
Schwab International Equity ETF	3,452,021	706,714	(837,553)	34,669	171,611	3,527,462	95,440	103,838

Real Estate 2.6%
U.S. REITs 2.6%
Schwab U.S. REIT ETF	1,135,505	240,620	(301,064)	(50,454)	116,638	1,141,245	55,106	31,905

Fixed Income 58.8%
Inflation-Protected Bond 6.4%
Schwab U.S. TIPS ETF	2,801,176	631,697	(507,116)	(81,636)	2,084	2,846,205	54,525	83,250
Intermediate-Term Bond 45.6%
Schwab U.S. Aggregate Bond ETF	20,081,514	4,145,013	(3,574,164)	(727,151)	542,553	20,467,765	439,034	558,279
Treasury Bond 6.8%
Schwab Short-Term U.S. Treasury ETF	2,988,583	807,670	(717,276)	(36,117)	14,190	3,057,050	63,097	95,935
						26,371,020

Money Market Funds 3.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	1,733,920	73,042	(100,000)	—	700	1,707,662	1,706,809	69,802
Total Affiliated Underlying Funds (Cost $39,827,318)	$43,697,902	$8,574,549	($9,490,948 )	($303,710 )	$1,992,064	$44,469,857		$1,074,651
Total Investments in Securities (Cost $39,827,318)						$44,469,857

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 28.5%
Large-Cap 26.9%
Schwab U.S. Large-Cap ETF	$15,417,792	$4,827,919	($3,735,249 )	$578,212	$1,973,736	$19,062,410	337,986	$179,791
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	931,475	369,368	(297,480)	16,496	125,475	1,145,334	24,245	11,817
						20,207,744

International Stocks 9.0%
Developed Markets 9.0%
Schwab International Equity ETF	5,152,627	1,993,360	(1,140,723)	35,924	346,091	6,387,279	172,816	162,153

Real Estate 2.8%
U.S. REITs 2.8%
Schwab U.S. REIT ETF	1,632,521	758,263	(534,422)	(43,244)	177,134	1,990,252	96,101	47,249

Fixed Income 55.5%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	3,414,689	1,229,837	(335,870)	(33,816)	(46,744)	4,228,096	80,998	105,688
Intermediate-Term Bond 43.1%
Schwab U.S. Aggregate Bond ETF	24,724,056	8,686,448	(2,801,472)	(497,188)	457,309	30,569,153	655,709	715,748
Treasury Bond 6.4%
Schwab Short-Term U.S. Treasury ETF	3,643,393	1,523,599	(627,141)	(25,259)	3,855	4,518,447	93,260	121,575
						39,315,696

Money Market Funds 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	2,041,417	86,467	—	—	836	2,128,720	2,127,656	82,705
Total Affiliated Underlying Funds (Cost $62,001,182)	$56,957,970	$19,475,261	($9,472,357 )	$31,125	$3,037,692	$70,029,691		$1,426,726
Total Investments in Securities (Cost $62,001,182)						$70,029,691

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 30.0%
Large-Cap 28.3%
Schwab U.S. Large-Cap ETF	$70,611,203	$9,865,448	($14,562,108 )	$1,460,613	$9,879,083	$77,254,239	1,369,756	$814,854
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,385,543	1,108,628	(1,339,550)	68,147	549,275	4,772,043	101,017	55,293
						82,026,282

International Stocks 9.9%
Developed Markets 9.9%
Schwab International Equity ETF	24,746,384	5,253,862	(4,548,104)	165,100	1,527,069	27,144,311	734,424	769,290

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	7,573,780	1,689,110	(1,661,304)	(311,204)	879,423	8,169,805	394,486	216,859

Fixed Income 53.2%
Inflation-Protected Bond 5.7%
Schwab U.S. TIPS ETF	14,247,608	2,881,239	(1,153,893)	(230,303)	(134,032)	15,610,619	299,054	434,301
Intermediate-Term Bond 41.5%
Schwab U.S. Aggregate Bond ETF	103,698,496	18,864,379	(8,666,853)	(1,996,137)	1,535,246	113,435,131	2,433,186	2,950,735
Treasury Bond 6.0%
Schwab Short-Term U.S. Treasury ETF	14,934,326	3,844,183	(2,175,933)	(113,771)	11,618	16,500,423	340,566	493,074
						145,546,173

Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	7,071,391	1,432,334	—	—	3,232	8,506,957	8,502,706	319,971
Total Affiliated Underlying Funds (Cost $241,035,962)	$247,268,731	$44,939,183	($34,107,745 )	($957,555 )	$14,250,914	$271,393,528		$6,054,377
Total Investments in Securities (Cost $241,035,962)						$271,393,528

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 34.0%
Large-Cap 31.9%
Schwab U.S. Large-Cap ETF	$152,005,434	$16,415,167	($24,442,640 )	$1,456,838	$23,256,417	$168,691,216	2,990,979	$1,833,672
Small-Cap 2.1%
Schwab U.S. Small-Cap ETF	10,322,034	2,276,558	(2,656,096)	166,568	1,283,240	11,392,304	241,158	135,724
						180,083,520

International Stocks 13.1%
Developed Markets 12.0%
Schwab International Equity ETF	56,820,605	10,514,570	(7,936,492)	111,631	3,710,394	63,220,708	1,710,517	1,844,130
Emerging Markets 1.1%
Schwab Emerging Markets Equity ETF	5,419,999	745,694	(321,789)	(3,670)	87,204	5,927,438	239,106	217,175
						69,148,146

Real Estate 3.5%
U.S. REITs 3.5%
Schwab U.S. REIT ETF	17,045,574	3,752,788	(3,379,266)	(724,769)	1,957,617	18,651,944	900,625	509,678

Fixed Income 46.2%
Inflation-Protected Bond 3.9%
Schwab U.S. TIPS ETF	18,689,143	3,381,845	(960,857)	(225,976)	(283,321)	20,600,834	394,652	583,626
Intermediate-Term Bond 38.0%
Schwab U.S. Aggregate Bond ETF	181,560,370	35,110,031	(14,210,440)	(3,489,023)	2,523,779	201,494,717	4,322,066	5,329,319
Treasury Bond 4.3%
Schwab Short-Term U.S. Treasury ETF	20,393,244	5,169,091	(2,679,996)	(191,841)	52,465	22,742,963	469,411	691,592
						244,838,514

Money Market Funds 2.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	10,991,065	2,010,291	—	—	4,960	13,006,316	12,999,816	490,946
Total Affiliated Underlying Funds (Cost $460,988,571)	$473,247,468	$79,376,035	($56,587,576 )	($2,900,242 )	$32,592,755	$525,728,440		$11,635,862
Total Investments in Securities (Cost $460,988,571)						$525,728,440

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 41.6%
Large-Cap 38.6%
Schwab U.S. Large-Cap ETF	$310,299,790	$43,327,976	($24,369,153 )	($62,979 )	$52,741,275	$381,936,909	6,771,931	$3,899,344
Small-Cap 3.0%
Schwab U.S. Small-Cap ETF	24,281,579	6,265,582	(4,698,109)	(142,810)	3,799,720	29,505,962	624,597	334,199
						411,442,871

International Stocks 17.6%
Developed Markets 15.3%
Schwab International Equity ETF	122,994,893	27,203,291	(7,342,561)	(283,947)	9,133,379	151,705,055	4,104,574	4,215,973
Emerging Markets 2.3%
Schwab Emerging Markets Equity ETF	18,308,667	5,174,578	(1,243,456)	(135,004)	467,626	22,572,411	910,545	784,527
						174,277,466

Real Estate 4.4%
U.S. REITs 4.4%
Schwab U.S. REIT ETF	36,139,721	8,530,329	(3,822,885)	(809,666)	3,800,476	43,837,975	2,116,754	1,122,569

Fixed Income 33.9%
Inflation-Protected Bond 1.2%
Schwab U.S. TIPS ETF	10,449,929	2,174,088	—	—	(261,125)	12,362,892	236,837	336,005
Intermediate-Term Bond 30.7%
Schwab U.S. Aggregate Bond ETF	247,065,354	66,850,685	(8,922,800)	(2,393,353)	1,683,819	304,283,705	6,526,892	7,520,791
Treasury Bond 2.0%
Schwab Short-Term U.S. Treasury ETF	15,829,720	5,105,872	(1,355,159)	(99,723)	744	19,481,454	402,094	554,396
						336,128,051

Money Market Funds 1.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	11,766,812	4,308,779	—	—	5,949	16,081,540	16,073,503	589,339
Total Affiliated Underlying Funds (Cost $857,948,255)	$797,136,465	$168,941,180	($51,754,123 )	($3,927,482 )	$71,371,863	$981,767,903		$19,357,143
Total Investments in Securities (Cost $857,948,255)						$981,767,903

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 46.8%
Large-Cap 43.0%
Schwab U.S. Large-Cap ETF	$225,386,787	$48,476,125	($17,080,713 )	($329,403 )	$40,207,087	$296,659,883	5,259,927	$2,985,560
Small-Cap 3.8%
Schwab U.S. Small-Cap ETF	19,928,155	6,620,273	(3,658,531)	(61,011)	3,254,018	26,082,904	552,136	289,750
						322,742,787

International Stocks 21.2%
Developed Markets 17.9%
Schwab International Equity ETF	93,527,714	26,648,513	(3,828,754)	(234,687)	7,298,539	123,411,325	3,339,051	3,398,383
Emerging Markets 3.3%
Schwab Emerging Markets Equity ETF	17,165,962	6,594,084	(1,398,395)	(199,893)	509,193	22,670,951	914,520	793,882
						146,082,276

Real Estate 5.1%
U.S. REITs 5.1%
Schwab U.S. REIT ETF	27,039,246	8,626,406	(2,970,793)	(738,317)	3,133,799	35,090,341	1,694,367	885,331

Fixed Income 25.0%
Intermediate-Term Bond 24.0%
Schwab U.S. Aggregate Bond ETF	125,605,418	46,485,364	(6,428,366)	(1,690,086)	1,551,141	165,523,471	3,550,482	3,995,787
Treasury Bond 1.0%
Schwab Short-Term U.S. Treasury ETF	4,864,168	1,856,161	(351,933)	(24,980)	(2,038)	6,341,378	130,885	180,914
						171,864,849

Money Market Funds 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	3,573,719	3,961,747	—	—	2,594	7,538,060	7,534,293	257,405
Total Affiliated Underlying Funds (Cost $587,993,846)	$517,091,169	$149,268,673	($35,717,485 )	($3,278,377 )	$55,954,333	$683,318,313		$12,787,012
Total Investments in Securities (Cost $587,993,846)						$683,318,313

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 51.0%
Large-Cap 46.4%
Schwab U.S. Large-Cap ETF	$306,080,571	$60,110,778	($16,714,949 )	($527,213 )	$54,205,514	$403,154,701	7,148,133	$4,017,872
Small-Cap 4.6%
Schwab U.S. Small-Cap ETF	30,718,715	9,629,303	(4,950,377)	(339,646)	5,177,164	40,235,159	851,718	446,210
						443,389,860

International Stocks 24.3%
Developed Markets 20.0%
Schwab International Equity ETF	131,714,207	36,354,644	(4,032,219)	(352,938)	10,151,900	173,835,594	4,703,344	4,737,444
Emerging Markets 4.3%
Schwab Emerging Markets Equity ETF	28,026,679	9,962,597	(1,329,839)	(279,783)	772,970	37,152,624	1,498,694	1,279,811
						210,988,218

Real Estate 5.6%
U.S. REITs 5.6%
Schwab U.S. REIT ETF	37,711,050	11,779,414	(3,830,750)	(806,214)	4,126,582	48,980,082	2,365,045	1,225,713

Fixed Income 17.7%
Intermediate-Term Bond 17.2%
Schwab U.S. Aggregate Bond ETF	113,393,854	41,277,190	(5,436,426)	(1,431,868)	1,282,882	149,085,632	3,197,890	3,576,068
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	3,369,389	1,385,317	(241,805)	(14,129)	(4,405)	4,494,367	92,763	123,624
						153,579,999

Money Market Funds 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	2,425,402	3,707,142	—	—	2,062	6,134,606	6,131,540	204,796
Total Affiliated Underlying Funds (Cost $733,869,062)	$653,439,867	$174,206,385	($36,536,365 )	($3,751,791 )	$75,714,669	$863,072,765		$15,611,538
Total Investments in Securities (Cost $733,869,062)						$863,072,765

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 54.3%
Large-Cap 48.9%
Schwab U.S. Large-Cap ETF	$200,463,709	$40,655,845	($11,690,303 )	($322,349 )	$35,633,513	$264,740,415	4,693,979	$2,662,492
Small-Cap 5.4%
Schwab U.S. Small-Cap ETF	22,362,024	6,639,363	(3,187,936)	(216,867)	3,773,469	29,370,053	621,720	325,424
						294,110,468

International Stocks 27.0%
Developed Markets 21.8%
Schwab International Equity ETF	89,144,689	24,854,614	(2,571,271)	(248,057)	6,855,148	118,035,123	3,193,591	3,232,701
Emerging Markets 5.2%
Schwab Emerging Markets Equity ETF	21,431,510	8,025,559	(1,442,271)	(336,018)	724,189	28,402,969	1,145,743	982,546
						146,438,092

Real Estate 6.1%
U.S. REITs 6.1%
Schwab U.S. REIT ETF	25,323,343	8,047,469	(2,587,634)	(596,973)	2,787,967	32,974,172	1,592,186	833,448

Fixed Income 11.6%
Intermediate-Term Bond 11.1%
Schwab U.S. Aggregate Bond ETF	45,646,104	17,245,598	(2,372,206)	(617,444)	510,429	60,412,481	1,295,849	1,456,915
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	1,972,775	770,973	(148,722)	(11,734)	(229)	2,583,063	53,314	74,994
						62,995,544

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	47,182	1,855,696	—	—	569	1,903,447	1,902,495	56,700
Total Affiliated Underlying Funds (Cost $452,127,091)	$406,391,336	$108,095,117	($24,000,343 )	($2,349,442 )	$50,285,055	$538,421,723		$9,625,220
Total Investments in Securities (Cost $452,127,091)						$538,421,723

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 56.2%
Large-Cap 50.2%
Schwab U.S. Large-Cap ETF	$256,511,189	$53,168,881	($10,552,107 )	($535,057 )	$46,546,048	$345,138,954	6,119,485	$3,464,805
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	30,732,090	9,543,639	(4,171,445)	(395,480)	5,410,026	41,118,830	870,424	456,941
						386,257,784

International Stocks 28.9%
Developed Markets 22.9%
Schwab International Equity ETF	116,854,189	34,682,609	(2,805,438)	(342,291)	9,257,343	157,646,412	4,265,325	4,324,518
Emerging Markets 6.0%
Schwab Emerging Markets Equity ETF	30,483,755	12,042,645	(1,923,580)	(472,190)	1,031,380	41,162,010	1,660,428	1,437,732
						198,808,422

Real Estate 6.4%
U.S. REITs 6.4%
Schwab U.S. REIT ETF	33,008,313	10,284,286	(2,457,336)	(508,633)	3,466,239	43,792,869	2,114,576	1,102,267

Fixed Income 7.8%
Intermediate-Term Bond 7.8%
Schwab U.S. Aggregate Bond ETF	40,010,336	16,018,233	(2,138,461)	(562,012)	514,041	53,842,137	1,154,915	1,293,856

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	64,561	981,074	—	—	317	1,045,952	1,045,429	31,532
Total Affiliated Underlying Funds (Cost $578,529,702)	$507,664,433	$136,721,367	($24,048,367 )	($2,815,663 )	$66,225,394	$683,747,164		$12,111,651
Total Investments in Securities (Cost $578,529,702)						$683,747,164

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 57.2%
Large-Cap 50.9%
Schwab U.S. Large-Cap ETF	$170,893,725	$36,904,805	($7,149,793 )	($372,006 )	$31,106,300	$231,383,031	4,102,536	$2,331,015
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	21,289,832	6,552,969	(2,651,932)	(257,813)	3,729,814	28,662,870	606,750	318,846
						260,045,901

International Stocks 30.0%
Developed Markets 23.6%
Schwab International Equity ETF	78,963,183	23,820,042	(1,628,993)	(187,458)	6,158,127	107,124,901	2,898,401	2,947,018
Emerging Markets 6.4%
Schwab Emerging Markets Equity ETF	21,563,624	8,951,780	(1,594,683)	(382,273)	789,386	29,327,834	1,183,051	1,021,378
						136,452,735

Real Estate 6.6%
U.S. REITs 6.6%
Schwab U.S. REIT ETF	22,231,521	6,946,995	(1,506,689)	(311,164)	2,317,513	29,678,176	1,433,036	749,171

Fixed Income 5.7%
Intermediate-Term Bond 5.7%
Schwab U.S. Aggregate Bond ETF	19,030,496	7,624,624	(879,116)	(227,956)	208,989	25,757,037	552,489	619,195

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	68,422	2,898	—	—	28	71,348	71,312	2,772
Total Affiliated Underlying Funds (Cost $384,503,789)	$334,040,803	$90,804,113	($15,411,206 )	($1,738,670 )	$44,310,157	$452,005,197		$7,989,395
Total Investments in Securities (Cost $384,503,789)						$452,005,197

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 58.2%
Large-Cap 51.6%
Schwab U.S. Large-Cap ETF	$206,281,943	$39,656,648	($11,999,309 )	($516,234 )	$37,181,163	$270,604,211	4,797,947	$2,750,736
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	26,553,011	8,096,511	(4,289,623)	(453,990)	4,730,837	34,636,746	733,208	390,592
						305,240,957

International Stocks 31.1%
Developed Markets 24.2%
Schwab International Equity ETF	96,502,384	27,794,052	(4,572,814)	(489,862)	7,693,015	126,926,775	3,434,166	3,531,428
Emerging Markets 6.9%
Schwab Emerging Markets Equity ETF	27,309,223	10,317,825	(2,151,175)	(499,725)	976,244	35,952,392	1,450,278	1,267,325
						162,879,167

Real Estate 6.7%
U.S. REITs 6.7%
Schwab U.S. REIT ETF	27,090,648	7,946,028	(2,389,800)	(500,804)	2,893,425	35,039,497	1,691,912	894,177

Fixed Income 3.7%
Intermediate-Term Bond 3.7%
Schwab U.S. Aggregate Bond ETF	14,784,672	5,361,560	(719,938)	(179,803)	148,548	19,395,039	416,024	473,045
Total Affiliated Underlying Funds (Cost $442,251,998)	$398,521,881	$99,172,624	($26,122,659 )	($2,640,418 )	$53,623,232	$522,554,660		$9,307,303
Total Investments in Securities (Cost $442,251,998)						$522,554,660

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2065 Index Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 58.6%
Large-Cap 51.8%
Schwab U.S. Large-Cap ETF	$25,053,193	$14,397,720	($1,731,450 )	($126,973 )	$5,327,007	$42,919,497	760,984	$395,783
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	3,287,606	2,296,468	(639,550)	(86,631)	742,173	5,600,066	118,545	57,636
						48,519,563

International Stocks 31.6%
Developed Markets 24.5%
Schwab International Equity ETF	11,808,719	7,927,904	(548,529)	(72,568)	1,168,344	20,283,870	548,806	521,541
Emerging Markets 7.1%
Schwab Emerging Markets Equity ETF	3,415,072	2,732,132	(351,093)	(94,870)	170,419	5,871,660	236,856	198,786
						26,155,530

Real Estate 6.7%
U.S. REITs 6.7%
Schwab U.S. REIT ETF	3,309,169	2,274,897	(394,891)	(88,759)	489,172	5,589,588	269,898	129,907

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	1,189,731	912,806	(46,345)	(9,777)	18,245	2,064,660	44,287	44,458
Total Affiliated Underlying Funds (Cost $75,897,185)	$48,063,490	$30,541,927	($3,711,858 )	($479,578 )	$7,915,360	$82,329,341		$1,348,111
Total Investments in Securities (Cost $75,897,185)						$82,329,341

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Target Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2023, are disclosed in each fund’s Portfolio Holdings.
REG98260DEC23